Consolidated Statement of Cash Flows - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		11 Months Ended	12 Months Ended
	Feb. 28, 2021	May 31, 2021	May 31, 2020	Feb. 03, 2021	Feb. 28, 2021	Feb. 29, 2020	Feb. 28, 2019
Cash flows from operating activities
Net income (loss)	$ 12,857	$ (169,355)	$ (23,752)	$ (47,930)		$ (101,370)	$ (30,118)
Adjustments to reconcile net income (loss) to net cash from operating activities:
Depreciation and amortization	6,394	20,205	16,978	63,263		60,416	34,348
Amortization of deferred commissions	34	158	987	3,937		2,238
Amortization of debt issuance costs	206	667	1,079	4,007		3,519	1,296
Amortization of operating lease right-of-use assets		1,372
Share-based and unit-based compensation	33,000	2,043	2,046	7,277		8,222	8,166
Change in tax receivable agreement liability		2,499
(Gain) loss from change in fair value of contingent consideration	(33,740)	73,260
Gain on sale of short-term investment							(2,246)
(Gain) loss on disposal of property and equipment	9	(187)	32	33		142	47
Loss on extinguishment of debt							4,604
Changes in operating assets and liabilities:
Accounts receivable, net	11,514	52,016	62,606	(5,395)		(49,992)	(7,958)
Prepaid expenses and other current assets	3,622	552	(167)	(3,611)		(1,276)	726
Other noncurrent assets	11,017	(1,399)	(183)	(5,410)		(9,113)	(472)
Accounts payable and accrued liabilities	(6,648)	(9,234)	(8,387)	12,456		5,493	(6,284)
Incentive program payable	1,328	(1,010)	(8,679)	(17,437)		(1,581)	15,815
Deferred revenue	(8,733)	9,611	(21,234)	4,808		36,770	1,406
Changes in other liabilities	(1,872)	(1,875)	8,505	(7,344)		(9,169)	(9,370)
Net cash provided by (used in) operating activities	5,801	39,266	29,831	8,654		(55,847)	9,883
Cash flows from investing activities
Proceeds withdrawn from Trust Account	414,053
Payments for acquisitions - net of cash acquired	(879,907)					(431,399)	(244,449)
Capital expenditures	(1,470)	(12,385)	(3,886)	(13,990)		(11,563)	(2,712)
Proceeds from disposal of property and equipment	49
Sale of marketable securities							11,419
Net cash used in investing activities	(467,275)	(12,385)	(3,886)	(13,990)		(442,962)	(235,742)
Cash flows from financing activities
Proceeds from PIPE Investment				627,500
Proceeds from sale of membership units			1,788	3,501		63	85
Repurchase of membership units, net						(115)	(1,564)
Proceeds from indebtedness			284	23,377		492,588	480,000
Repayments of indebtedness		(153)	(2,253)	(21,891)		(5,529)	(197,979)
Debt extinguishment costs							(3,085)
Repayments of capital lease obligations	(468)			(6,038)		(6,449)	(5,245)
Repayments of financing lease obligations		(546)	(421)
Payments of debt issuance costs						(12,941)	(11,538)
Net cash (used in) provided by financing activities	(468)	(699)	(602)	626,449		467,617	260,674
Effect of exchange rate changes on cash and cash equivalents	41	(1,161)	120	(98)		232	(112)
Net (decrease) increase in cash, cash equivalents and restricted cash	(461,901)	25,021	25,463	621,015		(30,960)	34,703
Cash, cash equivalents and restricted cash at beginning of period	669,443	207,542	48,428	48,428	$ 48,428	79,388	44,685
Cash, cash equivalents and restricted cash at end of period	207,542	232,563	73,891	669,443	207,542	48,428	79,388
Reconciliation of cash, cash equivalents and restricted cash:
Cash and cash equivalents	194,717	220,748	53,637	657,946	194,717	19,494	48,873
Restricted cash	12,825	11,815	20,254	11,497	12,825	28,934	30,515
Cash, cash equivalents and restricted cash at end of period	207,542	232,563	73,891	669,443	$ 207,542	48,428	79,388
Supplemental Information - Cash Paid (Received) for:
Interest	1,695	5,192	17,408	61,728		62,159	22,744
Income taxes	(39)	462	333	1,660		1,825	1,223
Non-Cash Investing and Financing Activities:
Capital expenditures financed under financing lease obligations			2,643
Capital expenditures financed under capital lease obligations				11,802		3,218	3,612
Capital expenditures included in accounts payable and accrued liabilities	1,199	1,933	$ 78	273		2,175	432
Prepaid software, maintenance and insurance under notes payable				$ 892			112
Membership units issued in connection with acquisitions							9,394
Right-of-use assets obtained in exchange for operating lease obligations		22,420
Warrants
Adjustments to reconcile net income (loss) to net cash from operating activities:
(Gain) loss from change in fair value	$ (23,187)	$ 59,943
Earn Out Liability
Adjustments to reconcile net income (loss) to net cash from operating activities:
(Gain) loss from change in fair value						$ (146)	$ (77)